Third party reinsurance - Highest gross recoverable amounts by reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Third party reinsurance
Gross recoverable balance	$ 507.6	$ 484.2
General Insurance Corporation of India | BBB
Third party reinsurance
Gross recoverable balance	$ 98.1
Percentage of Total	19.00%
Percentage Collateralized	100.00%
General Insurance Corporation of India | A-
Third party reinsurance
Gross recoverable balance		$ 143.0
Percentage of Total		30.00%
Percentage Collateralized		98.00%
Swiss Reinsurance Company, Ltd. | AA-
Third party reinsurance
Gross recoverable balance	$ 35.2	$ 44.7
Percentage of Total	7.00%	9.00%
Percentage Collateralized	0.00%	5.00%
Berkshire Hathaway, Inc. | AA+
Third party reinsurance
Gross recoverable balance	$ 30.0	$ 34.0
Percentage of Total	6.00%	7.00%
Percentage Collateralized	1.00%	3.00%
Argo Capital Group Ltd.
Third party reinsurance
Gross recoverable balance	$ 26.5	$ 27.0
Percentage of Total	5.00%	6.00%
Percentage Collateralized	100.00%	30.00%
Alleghany Corp. | A-
Third party reinsurance
Gross recoverable balance		$ 19.1
Percentage of Total		4.00%
Percentage Collateralized		89.00%
Alleghany Corp. | A
Third party reinsurance
Gross recoverable balance	$ 26.7
Percentage of Total	5.00%
Percentage Collateralized	3.00%